Leases - Additional Information (Details) $ in Thousands								1 Months Ended	12 Months Ended
	Jun. 27, 2024 ft²	Jun. 01, 2023 USD ($) ft²	Feb. 01, 2023 ft²	Jan. 25, 2022 USD ($) ft²	Jan. 01, 2022 ft²	Jul. 01, 2021 ft²	Mar. 03, 2021 ft²	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) lease	Dec. 31, 2023 USD ($)
Disclosure Of Lease [Line Items]
Right-of-use assets									$ 12,382	$ 14,168
Lease liabilities									15,287	16,793
Lease expenses									100	100	$ 100
Cash outflows related to leases less than 12 months									$ 100	$ 100	100
Right-of-use assets discounted payments rate									2.76%	2.76%
Lease liabilities discounted payments rate									11.42%	11.42%
Additions to ROUs									$ 400	$ 2,200
Depreciation charges									2,200	2,600
Lease liability payments									2,500	3,300
Interest on lease liability payments									700	600
Consumer Price Indices in Switzerland and France
Disclosure Of Lease [Line Items]
Lease liabilities									12,700	$ 12,100
Office Space
Disclosure Of Lease [Line Items]
Number of leases | lease										1
Right-of-use assets									$ 12,382	$ 14,168
Office Space | Minimum
Disclosure Of Lease [Line Items]
Lease term									1 year
Office Space | Maximum
Disclosure Of Lease [Line Items]
Lease term									10 years
Office Space | Rolle
Disclosure Of Lease [Line Items]
Lease term							120 months
Area of office space leased (in sq ft) | ft²							65,860
Area of office space gained access under lease (in sq ft) | ft²			21,258	21,258	5,840	38,761
Right-of-use assets				$ 4,500					$ 7,700
Lease liabilities				$ 4,500					8,500
Lease incentives and expected restoration costs									$ 800
Office Space | Boston
Disclosure Of Lease [Line Items]
Lease term	73 months
Area of office space leased (in sq ft) | ft²	12,807
Right-of-use assets								$ 2,000
Lease liabilities								1,900
Initial direct costs to obtain lease								$ 100
Office Space | Bidart
Disclosure Of Lease [Line Items]
Lease term		108 months
Area of office space leased (in sq ft) | ft²		13,509
Right-of-use assets		$ 2,300
Lease liabilities		$ 2,300
Expected lease commitments										$ 300	$ 100